Shareholder Report, Holdings (Details)	Oct. 31, 2025
Fidelity Treasury Only Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Treasury Only Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Treasury Only Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Treasury Only Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Treasury Only Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Treasury Only Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Treasury Only Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	103.80%
Fidelity Series Treasury Bill Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Series Treasury Bill Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Series Treasury Bill Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Series Treasury Bill Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Fidelity Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Fidelity Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Money Market Fund | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Fidelity Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Money Market Fund - Premium Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Money Market Fund - Premium Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Fidelity Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Money Market Fund - Premium Class | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Government Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Fidelity Government Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Government Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Government Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Government Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Government Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Government Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Government Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Government Money Market Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Government Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Fidelity Government Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Government Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Government Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Government Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Government Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Government Money Market Fund - Premium Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Government Money Market Fund - Premium Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Government Money Market Fund - Premium Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Government Money Market Fund - Daily Money Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Fidelity Government Money Market Fund - Daily Money Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Government Money Market Fund - Daily Money Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Government Money Market Fund - Daily Money Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Government Money Market Fund - Daily Money Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Government Money Market Fund - Daily Money Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Government Money Market Fund - Daily Money Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Government Money Market Fund - Daily Money Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Government Money Market Fund - Daily Money Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Government Money Market Fund - Class S | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Fidelity Government Money Market Fund - Class S | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Government Money Market Fund - Class S | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Government Money Market Fund - Class S | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Government Money Market Fund - Class S | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Government Money Market Fund - Class S | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Government Money Market Fund - Class S | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Government Money Market Fund - Class S | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Government Money Market Fund - Class S | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Government Money Market Fund - Class K6 | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Fidelity Government Money Market Fund - Class K6 | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Government Money Market Fund - Class K6 | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Government Money Market Fund - Class K6 | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Government Money Market Fund - Class K6 | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Government Money Market Fund - Class K6 | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Government Money Market Fund - Class K6 | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Government Money Market Fund - Class K6 | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Government Money Market Fund - Class K6 | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Government Money Market Fund - Capital Reserves Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Government Money Market Fund - Capital Reserves Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Government Money Market Fund - Capital Reserves Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Government Money Market Fund - Class M | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Fidelity Government Money Market Fund - Class M | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Government Money Market Fund - Class M | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Government Money Market Fund - Class M | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Government Money Market Fund - Class M | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Government Money Market Fund - Class M | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Government Money Market Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Government Money Market Fund - Class M | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Government Money Market Fund - Class M | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Flex Government Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Flex Government Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Flex Government Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Flex Government Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Flex Government Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Flex Government Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Flex Government Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Fidelity Flex Government Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Fidelity Flex Government Money Market Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Flex Government Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Treasury Digital Fund - Liquidity | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Fidelity Treasury Digital Fund - Liquidity | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Fidelity Treasury Digital Fund - Liquidity | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Treasury Digital Fund - Liquidity | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Treasury Digital Fund - Liquidity | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Treasury Only Money Market Fund - Class OUS | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	103.80%
Fidelity Treasury Digital Fund - OnChain Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Fidelity Treasury Digital Fund - OnChain Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Fidelity Treasury Digital Fund - OnChain Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Treasury Digital Fund - OnChain Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Treasury Digital Fund - OnChain Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%